TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
TAXES ON INCOME
TAXES ON INCOME

NOTE 14:-   TAXES ON INCOME

a.	Israeli taxation:
1.	Measurement of taxable income in dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

The Company’s production facilities in Israel have been granted the status of an “Approved Enterprise” in accordance with the Investment Law under four separate investment programs.

On April 1, 2005, an amendment to the Investment Law came into effect (the “2005 Amendment”) that significantly changed the provisions of the Investment Law. The 2005 Amendment limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a “Beneficiary Enterprise”.

In January 2011, another amendment to the Investment Law came into effect (the “2011 Amendment”). According to the 2011 Amendment, the benefit tracks in the Investment Law were modified, and a flat tax rate applies to the Company’s income subject to this amendment (the “Preferred Income”). Once an election is made, the Company’s income will be subject to the amended tax rate of 16% from 2015 and thereafter (or 9% for a preferred enterprise located in development area A).

NOTE 14:-   TAXES ON INCOME (Cont.)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2016 and 2017 Budget Years), 2016, which includes Amendment 73 to the Investment Law (“Amendment 73”) was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2016 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, which are subject to regulations that were issued by the Minister of Finance in May 2017. The new tax tracks under Amendment 73 are as follows: Preferred Technological Enterprise (“PTE”) - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A PTE, as defined in the Investment Law, which is located in the center of Israel, will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

On May 2019, the Company notified the Israel Tax Authority that it had waived its Beneficiary Enterprise status starting from the 2019 tax year and thereafter. Beginning in January 2020 and with respect to the Company’s taxable results from 2020 onwards, the Company elected to apply the terms of the Investments Law as per its PTE status.

3.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the “Encouragement Law”):

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, that at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an “industrial company” under the Encouragement Law and, as such, is entitled to tax benefits, including: (i) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (ii) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (iii) accelerated depreciation rates on equipment and buildings; and (iv) expenses related to a public offering on the Tel Aviv Stock Exchange Ltd. and on recognized stock markets outside of Israel, such as Nasdaq, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israel Tax Authority will agree that the Company qualifies and will continue to qualify as an industrial company, or that the benefits described above will be available to the Company in the future.

NOTE 14:-   TAXES ON INCOME (Cont.)

4.	Tax Benefits for Research and Development:

Israeli tax law (Section 20a to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the company’s business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. Expenses incurred in scientific research that is not approved by the relevant Israeli government ministry will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the abovementioned benefit for the majority of its research and development expenses.

5.	Tax rates:

Taxable income of the Israeli Companies is subject to a corporate tax rate of 23% in the years ended December 31, 2021, 2020 and 2019.

The Company is eligible for tax benefits as a PTE as mentioned in 2 above.

The deferred tax balances as of December 31, 2021 have been calculated based on the PTE effective tax rate (see also 2 above).

b.	U.S. taxation:

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (H.R. 1) was signed into law. This Act includes, among other things, a permanent reduction to the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018, and requires immediate taxation of accumulated, unremitted non-U.S. earnings.

The TCJA also established new tax provisions affecting 2018, including, but not limited to: (i) creating a new provision designed to tax global intangible low tax income (“GILTI”); (ii) generally eliminating U.S. federal taxes on dividends from foreign subsidiaries; (iii) eliminating the corporate alternative minimum tax (“AMT”); (iv) creating the base erosion anti-abuse tax (“BEAT”); (v) establishing a deduction for foreign derived intangible income (“FDII”); (vi) repealing domestic production activity deduction; and (vii) establishing new limitations on deductible interest expense and certain executive compensation.

ASC 740 requires companies to account for the tax effects of changes in income tax rates and laws in the period in which legislation is enacted (December 22, 2017). ASC 740 does not specifically address accounting and disclosure guidance in connection with the income tax effects of the TCJA.

The deferred tax balances as of December 31, 2021 and 2020 have been calculated based on the revised tax rates.

NOTE 14:-   TAXES ON INCOME (Cont.)

The Group has completed the accounting for all the impacts of the TCJA. As part of finalizing the analysis, the Company’s U.S. subsidiary recorded adjustments that relate to the Transition Tax during the year ended December 31, 2018 and GILTI during the year ended December 31, 2021 in the total amounts of approximately $660 and $234, respectively.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the United States in response to the COVID-19 pandemic. The CARES Act contains temporary taxpayer favorable provisions related to the use of net operating losses and the deductibility of interest expense, charitable contributions, and qualified improvement property. The Company does not expect to be materially impacted by the CARES Act.

On December 27, 2020, the Consolidated Appropriations Act (“CAA”) was enacted in further response to the COVID-19 pandemic, in combination with omnibus spending for the 2021 federal fiscal year. The CAA extended many of the provisions enacted by the CARES Act, which did not have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2021.  On March 11, 2021, the American Rescue Plan Act of 2021 (the “ARPA”) was enacted in still further response to the COVID-19 pandemic. The Company does not expect the provisions of the ARPA to have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2021.

c.	Net operating loss carryforward:

As of December 31, 2020, the Company has realized all of its carryforward tax losses in Israel, which can be offset against taxable income (except those stated in the merger agreement (see note 1d). As of December 31, 2021, the Company recorded a net deferred tax asset of $4,377 in respect of other temporary differences.

As of December 31, 2021, the Company’s Israeli subsidiaries have total available carryforward tax losses of approximately $84,040. The net operating losses may be offset against taxable income in the future for an indefinite period. The Group does not expect utilization of such carryforward tax losses and therefore recorded full valuation allowance against the deferred tax assets in respect of such carryforward tax losses.

The Company’s U.S. subsidiary has total available carryforward tax losses of approximately $39,600 to offset against future U.S. federal taxable gains. These carryforward tax losses expire between 2022 and 2032. As of December 31, 2021, the Company’s U.S. subsidiary recorded a deferred tax asset of $4,413 in respect of such carryforward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income (loss) before taxes on income is comprised as follows:

	Year Ended December 31,
	2021	2020	2019
Domestic	$31,084	$30,008	$(18,264)
Foreign	8,563	6,639	6,949

	$39,647	$36,647	$(11,315)

NOTE 14:-   TAXES ON INCOME (Cont.)

e.	Taxes on income (tax benefits) are comprised as follows:

	Year Ended December 31,
	2021	2020	2019
Current taxes:
Domestic	$819	$300	$100
Foreign	1,615	701	707

	$2,434	$1,001	$807
Deferred tax expense (benefit):
Domestic	$2,464	$7,220	$(10,521)
Foreign	998	1,178	(5,578)

	$3,462	$8,398	$(16,099)

	$5,896	$9,399	$(15,292)

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax liabilities and assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$27,859	$26,506
Marketable Securities	207	—
Reserves and allowances	6,861	10,861

Net deferred tax assets before valuation allowance	34,927	37,367
Less - valuation allowance	(26,022)	(25,286)

Deferred tax asset	$8,905	$12,081

Deferred tax liability	$(612)	$(206)

Deferred tax asset:
Domestic	4,470	6,643
Foreign	4,435	5,438

	$8,905	$12,081

Deferred tax liability:
Domestic	$(612)	$(206)

NOTE 14:-   TAXES ON INCOME (Cont.)

g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense (benefit), assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2021	2020	2019
Income (loss) before taxes, as reported in the consolidated statements of operations	$39,647	$36,647	$(11,315)

Israeli statutory corporate tax rate	23.0%	23.0%	23.0%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$9,118	$8,429	$(2,602)
PTE	(3,555)	(3,424)	—
Changes in tax reserve for uncertain tax positions	175	—	—
Adjustments for previous years’ taxes	88	—	—
Income tax at rate other than the Israeli statutory corporate tax rate	603	411	78
Non-deductible expenses, including share-based compensation expenses	(137)	405	693
Losses for which valuation allowance was utilized	731	(2,500)	(12,076)
Changes in exchange rates of subsidiaries	(629)	(1,324)	(1,455)
Impact of tax rate change	—	6,931	—
Other	(498)	471	70

Actual tax expense (benefit)	$5,896	$9,399	$(15,292)

h.	Tax assessments:

The statute of limitations related to tax returns of the Company for all tax years up to and including 2016 has lapsed.